Selected Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended				12 Months Ended	1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Nov. 15, 2011 Predecessor	Sep. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Mar. 31, 2011 Predecessor	Nov. 15, 2011 Predecessor	Dec. 31, 2010 Predecessor
Revenues	$ 28,005	$ 30,324	$ 11,894	$ 46,264	$ 32,356	$ 120,838	$ 4,781	$ 66,208	$ 42,535	$ 18,650	$ 132,174	$ 139,687
Operating income (loss)	15,777	2,487	(10,900)	20,491	6,127	18,205	(7,341)	25,578	24,298	(5,856)	36,679	26,469
Net income (loss)	15,125	246	(15,279)	16,175	5,645	6,787	(7,481)	25,582	23,813	(6,210)	35,704	22,334
Net income (loss) available to common unitholders	$ 12,150	$ (499)	$ (15,558)	$ 12,205	$ 3,849	$ (3)
Net income (loss) per limited partner unit (basic and diluted) (in dollars per unit)	$ 0.54	$ (0.02)	$ (0.69)	$ 0.54	$ 0.17	$ 0.00
Length of period reflected under predecessor or current partnership	46 days						46 days